Share Capital - Schedule of Preferred Shares Outstanding (Detail) - USD ($)	Sep. 30, 2016	Aug. 31, 2016	Jun. 30, 2016	May 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Preferred shares, authorized	150,000,000				150,000,000
Shares Issued	32,751,629				23,673,403
Series A Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	315,000
Shares Issued	0
Liquidation preference	$ 0				$ 0
Series B Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	260,000
Shares Issued	0
Liquidation preference	$ 0				0
Series C Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	40,000,000
Shares Issued	0
Liquidation preference	$ 0				333,044,000
Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	20,000,000
Shares Issued	4,981,029
Liquidation preference	$ 124,526,000				124,526,000
Series E Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	15,000,000
Shares Issued	5,370,600
Liquidation preference	$ 134,265,000				134,265,000
Series F Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	20,000,000
Shares Issued	5,600,000			5,600,000
Liquidation preference	$ 140,000,000				0
Series G Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	15,000,000
Shares Issued	7,800,000	3,200,000	4,600,000
Liquidation preference	$ 195,000,000				0
Series H Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	15,000,000
Shares Issued	9,000,000	9,000,000
Liquidation preference	$ 225,000,000				0
Series R Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized	1,000,000
Shares Issued	0
Liquidation preference	$ 0				$ 0